Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 27, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Burnham Investors Trust (the “Trust”) -

Registration Nos. 002-17226/811-0994

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 103 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 65 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act because of the anticipated change in control of the Trust’s investment adviser. The Trust plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Trust.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosures